Financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total current financial assets	$ 10,277	$ 7,417
Total non-current financial assets	926	619
Total financial assets	11,203	8,036
Current financial liabilities	7,468	6,944
Non-current financial liabilities	22,995	18,902
Financial liabilities	30,463	25,846
Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	7,372	4,953
Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	194	53
Derivative Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	414
Total non-current financial assets	203	15
Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	2,297	2,358
Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	651	537
Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	9	13
Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	63	54
Suppliers And Contractors Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	5,565	4,234
Derivatives [member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	94	197
Non-current financial liabilities	52	428
Loans And Borrowings Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	518	1,020
Non-current financial liabilities	17,616	13,772
Leases [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	160	147
Non-current financial liabilities	508	566
Subordinate Notes [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	4
Non-current financial liabilities	741
Railway Concession [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	570	467
Other Financial Liabilities Related Parties [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	235	291
Other Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	322	588
Non-current financial liabilities		32
Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	2,254	2,217
Government Grant [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	1,824	1,887
Loans And Receivables Or Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	7,533	5,327
Total non-current financial assets	660	550
Total financial assets	8,193	5,877
Current financial liabilities	7,374	6,747
Non-current financial liabilities	20,689	16,257
Financial liabilities	28,063	23,004
Loans And Receivables Or Amortized Cost [Member] | Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	7,372	4,953
Loans And Receivables Or Amortized Cost [Member] | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	161	374
Loans And Receivables Or Amortized Cost [Member] | Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	651	537
Loans And Receivables Or Amortized Cost [Member] | Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	9	13
Loans And Receivables Or Amortized Cost [Member] | Suppliers And Contractors Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	5,565	4,234
Loans And Receivables Or Amortized Cost [Member] | Loans And Borrowings Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	518	1,020
Non-current financial liabilities	17,616	13,772
Loans And Receivables Or Amortized Cost [Member] | Leases [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	160	147
Non-current financial liabilities	508	566
Loans And Receivables Or Amortized Cost [Member] | Subordinate Notes [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	4
Non-current financial liabilities	741
Loans And Receivables Or Amortized Cost [Member] | Railway Concession [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	570	467
Loans And Receivables Or Amortized Cost [Member] | Other Financial Liabilities Related Parties [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	235	291
Loans And Receivables Or Amortized Cost [Member] | Other Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	322	588
Non-current financial liabilities		32
Loans And Receivables Or Amortized Cost [Member] | Government Grant [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	1,824	1,887
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total current financial assets	2,744	2,090
Total non-current financial assets	203	15
Total financial assets	2,947	2,105
Financial assets at fair value through profit or loss, category [member] | Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	194	53
Financial assets at fair value through profit or loss, category [member] | Derivative Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	414	53
Total non-current financial assets	203	15
Financial assets at fair value through profit or loss, category [member] | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	2,136	1,984
Financial assets measured at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	63	54
Total financial assets	63	54
Financial assets measured at fair value through other comprehensive income, category [member] | Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	63	54
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	94	197
Non-current financial liabilities	2,306	2,645
Financial liabilities	2,400	2,842
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	94	197
Non-current financial liabilities	52	428
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member] | Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	$ 2,254	$ 2,217